Risk Management - Operational risk required equity capital (Details)	Dec. 31, 2023
1.4 trillion Won or less
Disclosure In Tabular Form of Operational Risk Management [Line Items]
The coefficient	12.00%
More than 1.4 trillion Won and less than or equal to 42 trillion Won
Disclosure In Tabular Form of Operational Risk Management [Line Items]
The coefficient	15.00%
Over 42 trillion Won
Disclosure In Tabular Form of Operational Risk Management [Line Items]
The coefficient	18.00%